Accounting principles and methods - Summary Of present the reconciliation of lease liabilities on the date of transition with Off-Statement of Financial Position commitments (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Commitments given under operating leases as of December 31, 2018	€ 30,429
Effects of rental expenses not recognized into IFRS 16	(4,061)
Other effects, including currency effects and rent-free periods	4,035
Lease debt before discounting	30,402
Effect of discounting	(4,748)
Lease debt after discounting	25,655
Existing finance leases as of December 31, 2018	0
Adoption Of IFRS 16 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Lease debt after discounting	€ 25,655